Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)	Fees	Total Payments
Total	$ 3,743,356	$ 3,743,356
Wheeler
Total	3,411,238	3,411,238
Other Saskatchewan Projects
Total	172,268	172,268
Elliot Lake
Total	$ 159,850	$ 159,850